Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
13.	Related Party Transactions

The related party transactions for the three-month periods ended March 31, 2014 and 2013 and as of March 31, 2014 and December 31, 2013, respectively, are summarized below:

Stockholders advance funds to the Company from time to time to provide financing for operations.

	March 31,	December 31,
	2014	2013

Advances from stockholders	$311	$311

Advances from stockholders carry no interest, have no terms of repayment or maturity, and are payable on demand.

a.	Cohen Advisory Agreement

On June 15, 2012, the Company entered into an advisory agreement with Richard M. Cohen Consultants, Inc. (the "Advisor"). The parties agreed that from June 15, 2012 until June 14, 2013, the Advisor would perform advisory and consulting services for the Company. The Company will pay the Advisor $120,000, consisting of: (i) $60,000 of shares of the Company's Common Stock to be based on the per share price of the Common Stock sold in a 2012 private placement offering, and (ii) $60,000 of cash to be paid in monthly payments of $5,000 pursuant to the terms of the agreement. The agreement may be terminated by the Company for cause, as defined in the agreement. Richard M. Cohen is also the Chairman of Chord Advisors LLC ("Chord") and David Horin, our former Chief Financial officer, is the President of Chord. The advisory agreement contains a share provision, whereby the Company will issue 60,000 shares over the requisite service period based upon a $1.00 per share price of Common Stock sold in a 2012 private placement offering. For the three-month period ended March 31, 2013, the Company incurred fees of $15,000 and has an accounts payable balance of $0 as of March 31, 2014 and December 31, 2013. This agreement expired on June 14, 2013 and was not renewed.

b.	TRIG Capital Advisory Agreement

On July 16, 2012, the Company entered into a advisory agreement with TRIG Capital Group, LLC whose members are Alfonso J. Cervantes, a shareholder and the Company's former President, Secretary and a director of the Company, Robert Lee, the Executive Chairman, Principal Financial Officer and a director of the Company and Peter Goldstein, a shareholder and financial advisor to the Company, at that time. The term of the agreement shall begin on the effective date and continue until such agreement is terminated by the parties. Pursuant to the advisory agreement, TRIG Capital will provide the Company with foreign and domestic marketing services, management advice and support regarding operations, administrative services, and assist with business development as required by the Company. In addition, TRIG Capital will assist management in establishing its franchising operations and assisting in the sale of these franchises. Under the advisory agreement, TRIG Capital may engage third parties reasonably acceptable to the Company to assist in its efforts to satisfy the terms of the Agreement, but TRIG Capital shall be liable for any such payments made to third parties engaged by TRIG Capital.

As compensation for such services, the Company granted TRIG Capital the TRIG Warrant to purchase 1,800,000 shares of Common Stock. The TRIG Warrant is exercisable until July 16, 2017. The TRIG Warrant is exercisable at $2.00 or on a cashless basis if the market price of the Company's Common Stock is less than the exercise price or $2.00. The 1,800,000 warrants were subsequently transferred to Mr. Cervantes, Mr. Goldstein and Mr. Lee, equally. In addition to the warrant, the Company will pay TRIG Capital a cash bonus of ten (10%) percent of the purchase price of any franchises that TRIG Capital may sell on behalf of the Company after completion of the Share Exchange Transaction for a period of five (5) years. Additionally, TRIG Capital will receive a monthly fee of $7,000 on the last day of each month for a period of no less than 18 months. During the three-month period ended March 31, 2014 and 2013, the Company incurred fees of $0 and $21,000, respectively. The Company has an accounts payable balance of $58,451 and $58,451 as of March 31, 2014 and December 31, 2013, respectively. This agreement lapsed in January 2014.

c.	Trilogy IR Agreement

On July 16, 2012 the Company entered into the Investor Relations Agreement with Trilogy. The parties agreed to an eighteen (18) month contract, whereby Trilogy will provide the Company with the services to develop and implement a proactive financial communications program designed to increase the investor awareness of the Company in the investment community. In addition, Trilogy will assist the Company in preparing and disseminating investor relations documents, materials, and Company presentations, including press releases, online communications, and the Company's website.

The Company will pay Trilogy $10,000 per month for these services. In addition, the Company paid Trilogy $25,000 as an engagement fee. Additionally, the Company paid Trilogy $40,000 upon the consummation of the initial closing of a 2012 private placement offering and an additional $40,000 upon the final closing of a 2012 private placement offering. This agreement lapsed in January 2014.

During the three month period ending March 31, 2014 and 2013, the Company incurred fees of $0 and $30,000 and has an accounts payable of $50,000 at March 31, 2014 and December 31, 2013. Our former President, Secretary and director and current shareholder, Alfonso J. Cervantes, owns a 100% equity interest in Trilogy.

d.	Villard Advisory Agreement

On July 16, 2012, the Company entered into an advisory agreement (the "Villard Advisory Agreement") with Dimitri Villard (the "Advisor"). The parties agreed that from July 1, 2012 until June 30, 2013, the Advisor would perform advisory services for the Company, as well as serving as member of the Company's Board. The Advisor will devote, on a non-exclusive basis, the necessary time, energy and efforts to the business of the Company and to use his best efforts and abilities to faithfully and diligently promote the Company's business interests. The Company will pay the Advisor $45,000, consisting of: (i) $22,500 of shares of the Company's Common Stock to be issued equally on a monthly basis pursuant to the terms of the Villard Advisory Agreement, and (ii) $22,500 of cash to be paid in monthly payments of $1,875 pursuant to the terms of the Villard Advisory Agreement. The Villard Advisory Agreement contains a share provision, whereby the Company will issue $22,500 of shares or 45,000 shares over the requisite service period based upon a 50% discount of the $1.00 per share price of Common Stock sold in the 2012 private placement offering. On September 6, 2013, the Company amended the Villard Advisory Agreement by extending the term of the agreement through February 28, 2014. During the three-month period ended March 31, 2014 and 2013, the Company incurred fees of $5,625 and $5,625, respectively, and has an accounts payable of $60,000 and $54,375 at March 31, 2014 and December 31, 2013, respectively. On September 6, 2013, Mr. Villard resigned from the Board. His resignation was not the result of any disagreement with the Company on any matter relating to its operation, policies (including accounting or financial policies) or practices.

e.	Grandview Capital Advisory Agreement

On July 16, 2012, the Company entered into the Grandview Advisory Agreement with Grandview whose majority shareholder is Peter Goldstein, a shareholder and financial advisor to the Company at that time. Pursuant to the Grandview Advisory Agreement, Grandview will provide the Company primarily with assistance and advice in seeking out a potential merger or acquisition partner or target.

The Company will pay Grandview $10,000 per month for a period of 18 months. In the event that the Company enters into any transaction involving a sale of the Company or the sale of any substantial or material assets within 36 months of the date of the Grandview Advisory Agreement, Grandview will receive a fee between two (2%) and ten (10%) percent of the total transaction, depending on the transaction value, as defined in the Grandview Advisory Agreement. Additionally, the Company paid Grandview a cash success fee of $40,000 upon the consummation of the initial closing of the 2012 private placement offering and an additional cash success fee of $40,000 upon the final closing of the 2012 private placement offering. During the three-month period ended March 31, 2013, the Company incurred fees of $30,000 and has an accounts payable balance of $53,912 and $106,789 as of March 31, 2014 and December 31, 2013, respectively.

On September 6, 2013, the Company entered into the Termination Agreement, whereby the company terminated the Grandview Advisory Agreement with Grandview. The Grandview Advisory Agreement was mutually terminated by the parties because Mr. Goldstein's relationship with the Company changed. As provided in the Grandview Advisory Agreement and the Termination Agreement, the Company agreed that the provisions relating to the payment of fees (including but not limited to the tail fees specified in the Grandview Advisory Agreement relating to any entities or individuals Grandview introduced to the Company prior to the execution of the Termination Agreement), reimbursement of expenses, indemnification and contribution, independent contractor, conflicts, confidentiality and waiver of the right to trial by jury survive such termination. Peter Goldstein, the recently appointed President, interim Chief Financial Officer, Secretary and Director of the Company, is the founder, chairman, chief executive officer and registered principal of Grandview. Mr. Goldstein was also the Company's founder and served as President and Director of the Company from December 31, 2009 to April 12, 2012. Mr. Goldstein did not hold any officer or director positions with the Company when the Grandview Advisory Agreement was consummated and through the Company's 2013 private placement offering related to its debentures.

f.	Clark Group Agreement

On August 15, 2012, we entered into the Clark Group Agreement with the Clark Group. General Wesley K. Clark currently serves as Chairman and CEO of the Clark Group. The agreement commenced upon the completion of the Share Exchange Transaction and will continue for a period of two years. This agreement was amended on September 6, 2013.

General Clark will supervise the development and implementation of recruitment and "vetting" for prospective veteran franchisees. Wesley Clark, Jr.'s responsibilities will be the supervision and administration of the selection process for prospective veteran franchisees, working directly with, and reporting to, Wesley Clark, Sr. in the execution of that process. During the three-month period ended March 31, 2014 and 2013, the Company incurred fees of $60,000 and had an accounts payable balance of $166,668 and $106,668 as of March 31, 2014 and December 31, 2013, respectively.

g.	Chord Advisors Agreement

On August 15, 2012, the Company entered into an agreement (the "Chord Agreement") with Chord. Pursuant to the Chord Agreement, Chord will provide the Company with comprehensive outsourced accounting solutions. The Company will pay Chord $6,250 per month for a period of 12 months. In addition, on September 1, 2012, the Company granted Chord 100,000 warrants with a term of three (3) years and an exercise price of $2.00. Our former Chief Financial Officer, David Horin, is the President of Chord. During the three-month period ended March 31, 2013, the Company incurred fees of $18,750 and has an accounts payable balance of $0 as of March 31, 2014 and December 31, 2013. As of June 30, 2013 this agreement was terminated.

14.	Related Party Transactions

Stockholders advance funds to the Company from time to time to provide financing for operations.

	December 31,	December 31,
	2013	2012

Advances from stockholders	$311	$2,737

Advances from stockholders carry no interest, have no terms of repayment or maturity, and are payable on demand. During the year ended December 31, 2013, the Company received $26,200 from stockholders and repaid $28,626.

The Company entered into a number of related party agreements, as described below, all of which continued after the Share Exchange Transaction with Grilled Cheese. The Company recognized consulting expenses over the requisite service period pursuant to the provisions of each specific agreement.

a.	Trilogy Capital Stock Purchase Agreement

On April 12, 2012, the Company executed a stock purchase agreement with Trilogy and Robert Lee, one of our Directors and Principal Financial Officer. Pursuant to the stock purchase agreement, the Company sold (i) 1,000,000 shares of its Common Stock at a price of $0.001 per share to Trilogy and (ii) 1,000,000 shares of its Common Stock, at a price of $0.001 per share to Robert Lee. The Company received proceeds of $2,000 and will use the net proceeds for general corporate purposes. Our former President, Treasurer, Secretary and director, Alfonso J. Cervantes, owns a 100% equity interest in Trilogy.

b.	Cohen Advisory Agreement

On June 15, 2012, the Company entered into an advisory agreement with Richard M. Cohen Consultants, Inc. (the "Advisor"). The parties agreed that from June 15, 2012 until June 14, 2013, the Advisor would perform advisory and consulting services for the Company. The Company will pay the Advisor $120,000, consisting of: (i) $60,000 of shares of the Company's Common Stock to be based on the per share price of the Common Stock sold in the 2012 Private Placement Offering, and (ii) $60,000 of cash to be paid in monthly payments of $5,000 pursuant to the terms of the agreement. The agreement may be terminated by the Company for cause, as defined in the agreement. Richard M. Cohen is also the Chairman of Chord Advisors LLC ("Chord") and David Horin, our former Chief Financial officer, is the President of Chord. The Cohen Advisory Agreement contains a share provision, whereby the Company will issue 60,000 shares over the requisite service period based upon a $1.00 per share price of Common Stock sold in our 2012 Private Placement Offering. For the year ended December 31, 2013, the Company incurred fees of $90,000, issued 60,000 shares of common stock valued at $1.00 per share and has an accounts payable balance of $0 as of December 31, 2013. This agreement expired on June 14, 2013 and was not renewed.

c.	TRIG Capital Advisory Agreement

On July 16, 2012, the Company entered into the TRIG Capital Advisory Agreement with TRIG Capital Group, LLC whose members are Alfonso J. Cervantes, a shareholder and the Company's former President, Secretary and a director of the Company, Robert Lee, the Executive Chairman, Principal Financial Officer and a director of the Company and Peter Goldstein, a shareholder and Financial Advisor to the Company. The term of the agreement shall begin on the effective date and continue until such agreement is terminated by the parties. Pursuant to the TRIG Capital Advisory Agreement, TRIG Capital will provide the Company with foreign and domestic marketing services, management advice and support regarding operations, administrative services, and assist with business development as required by the Company. In addition, TRIG Capital will assist management in establishing its franchising operations and assisting in the sale of these franchises. Under the TRIG Capital Advisory Agreement, TRIG Capital may engage third parties reasonably acceptable to the Company to assist in its efforts to satisfy the terms of the Agreement, but TRIG Capital shall be liable for any such payments made to third parties engaged by TRIG Capital.

As compensation for such services, the Company granted TRIG Capital the TRIG Warrant to purchase 1,800,000 shares of Common Stock. The TRIG Warrant is exercisable until July 16, 2017. The TRIG Warrant is exercisable at $2.00 or on a cashless basis if the market price of the Company's common stock is less than the exercise price or $2.00. The 1,800,000 warrants were subsequently transferred to Mr. Cervantes, Mr. Goldstein and Mr. Lee, equally. In addition to the warrant, the Company will pay TRIG Capital a cash bonus of ten (10%) percent of the purchase price of any franchises that TRIG Capital may sell on behalf of the Company after completion of the Share Exchange Transaction for a period of five (5) years. Additionally, TRIG Capital will receive a monthly fee of $7,000 on the last day of each month for a period of no less than 18 months. For the year ended December 31, 2013, the Company incurred fees of $84,000 and has an accounts payable balance of $58,451 as of December 31, 2013.

d.	Trilogy IR Agreement

On July 16, 2012 the Company entered into the Investor Relations Agreement with Trilogy. The parties agreed to an eighteen (18) month contract, whereby Trilogy will provide the Company with the services to develop and implement a proactive financial communications program designed to increase the investor awareness of the Company in the investment community. In addition, Trilogy will assist the Company in preparing and disseminating investor relations documents, materials, and Company presentations, including press releases, online communications, and the Company's website.

The Company will pay Trilogy $10,000 per month for these services. In addition, the Company paid Trilogy $25,000 as an engagement fee. Additionally, the Company paid Trilogy $40,000 upon the consummation of the Initial Closing of the 2012 Private Placement Offering and an additional $40,000 upon the final closing of the 2012 Private Placement Offering. For the year ended December 31, 2013, the Company incurred fees of $120,000 and has an accounts payable balance of $50,000 as of December 31, 2013. Our former President, Secretary and director and current shareholder, Alfonso J. Cervantes, owns a 100% equity interest in Trilogy.

e.	Villard Advisory Agreement

On July 16, 2012, the Company entered into an advisory agreement (the "Villard Advisory Agreement") with Dimitri Villard (the "Advisor"). The parties agreed that from July 1, 2012 until June 30, 2013, the Advisor would perform advisory services for the Company, as well as serving as member of the Company's Board. The Advisor will devote, on a non-exclusive basis, the necessary time, energy and efforts to the business of the Company and to use his best efforts and abilities to faithfully and diligently promote the Company's business interests. The Company will pay the Advisor $45,000, consisting of: (i) $22,500 of shares of the Company's Common Stock to be issued equally on a monthly basis pursuant to the terms of the Villard Advisory Agreement, and (ii) $22,500 of cash to be paid in monthly payments of $1,875 pursuant to the terms of the Villard Advisory Agreement. The Villard Advisory Agreement contains a share provision, whereby the Company will issue $22,500 of shares or 45,000 shares over the requisite service period based upon a 50% discount of the $1.00 per share price of Common Stock sold in the 2012 Private Placement Offering. On September 6, 2013, the Company amended the Villard Advisory Agreement by extending the term of the agreement through February 28, 2014. For the year ended December 31, 2013, the Company incurred fees of $71,250, issued 45,000 shares of common stock valued at $0.50 per share and has an accounts payable balance of $54,375 as of December 31, 2013. On September 6, 2013, Mr. Villard resigned from the Board. His resignation was not the result of any disagreement with the Company on any matter relating to its operation, policies (including accounting or financial policies) or practices.

f.	Grandview Capital Advisory Agreement

On July 16, 2012, the Company entered into the Grandview Advisory Agreement with Grandview whose majority shareholder is Peter Goldstein, a shareholder and Financial Advisor to the Company. Pursuant to the Grandview Advisory Agreement, Grandview will provide the Company primarily with assistance and advice in seeking out a potential merger or acquisition partner or target.

The Company will pay Grandview $10,000 per month for a period of 18 months. In the event that the Company enters into any transaction involving a sale of the Company or the sale of any substantial or material assets within 36 months of the date of the Grandview Advisory Agreement, Grandview will receive a fee between two (2%) and ten (10%) percent of the total transaction, depending on the transaction value, as defined in the Grandview Advisory Agreement. Additionally, the Company paid Grandview a cash success fee of $40,000 upon the consummation of the Initial Closing of the 2012 Private Placement Offering and an additional cash success fee of $40,000 upon the final closing of the 2012 Private Placement Offering. For the year ended December 31, 2013, the Company incurred fees of $90,000 and has an accounts payable balance of $106,789 as of December 31, 2013. In addition, Grandview Capital Partners, Inc., acting as one of the placement agents for the 2012 and 2013 private placement offerings, was issued 330,000 warrants. The warrants were charged to operations at a fair value of $152,978.

On September 6, 2013, the Company entered into the Termination Agreement, whereby the company terminated the Grandview Advisory Agreement with Grandview. The Grandview Advisory Agreement was mutually terminated by the parties because Mr. Goldstein's relationship with the Company changed. As provided in the Grandview Advisory Agreement and the Termination Agreement, the Company agreed that the provisions relating to the payment of fees (including but not limited to the tail fees specified in the Grandview Advisory Agreement relating to any entities or individuals Grandview introduced to the Company prior to the execution of the Termination Agreement), reimbursement of expenses, indemnification and contribution, independent contractor, conflicts, confidentiality and waiver of the right to trial by jury survive such termination. Peter Goldstein, the recently appointed President, interim Chief Financial Officer, Secretary and Director of the Company, is the founder, chairman, chief executive officer and registered principal of Grandview. Mr. Goldstein was also the Company's founder and served as President and Director of the Company from December 31, 2009 to April 12, 2012. Mr. Goldstein did not hold any officer or director positions with the Company when the Grandview Advisory Agreement was consummated and through the Company's 2013 Private Placement Offering.

g.	Clark Group Agreement

On August 15, 2012, we entered into the Clark Group Agreement with the Clark Group. General Wesley K. Clark currently serves as Chairman and CEO of the Clark Group. The agreement commenced upon the completion of the Share Exchange Transaction and will continue for a period of two years. This agreement was amended on September 6, 2013.

General Clark will supervise the development and implementation of recruitment and "vetting" for prospective veteran franchisees. Wesley Clark, Jr.'s responsibilities will be the supervision and administration of the selection process for prospective veteran franchisees, working directly with, and reporting to, Wesley Clark, Sr. in the execution of that process. For the year ended December 31, 2013, the Company incurred fees of $425,787 and has an accounts payable balance of $106,668 as of December 31, 2013.

h.	Chord Advisors Agreement

On August 15, 2012, the Company entered into an agreement (the "Chord Agreement") with Chord. Pursuant to the Chord Agreement, Chord will provide the Company with comprehensive outsourced accounting solutions. The Company will pay Chord $6,250 per month for a period of 12 months. In addition, on September 1, 2012, the Company granted Chord 100,000 warrants with a term of three (3) years and an exercise price of $2.00. Our former Chief Financial Officer, David Horin, is the President of Chord. For the year ended December 31, 2013, the Company incurred fees of $12,500 and has an accounts payable balance of $0 as of December 31, 2013. As of June 30, 2013 this agreement was terminated.